Shareholder Report, Line Graph (Details) - USD ($)				1 Months Ended		4 Months Ended			7 Months Ended			10 Months Ended			13 Months Ended			16 Months Ended			19 Months Ended			22 Months Ended			25 Months Ended			28 Months Ended			31 Months Ended			34 Months Ended			37 Months Ended			40 Months Ended			43 Months Ended		46 Months Ended		49 Months Ended		52 Months Ended		55 Months Ended		58 Months Ended	61 Months Ended	64 Months Ended	67 Months Ended
	Aug. 23, 2021	May 18, 2020	Jun. 10, 2019	Sep. 30, 2021	Jun. 30, 2020	Dec. 31, 2021	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2022	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2022	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2024	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2024	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024
TFA Tactical Income Fund (Class I)
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 10,150			$ 10,455			$ 9,157			$ 9,700			$ 10,133			$ 10,767			$ 10,900			$ 11,337			$ 11,129			$ 11,394			$ 10,731			$ 10,353			$ 10,069		$ 10,261		$ 10,333		$ 10,118		$ 9,772		$ 10,241	$ 10,081	$ 10,118	$ 10,463	$ 10,322
Tactical Growth Allocation Fund (Class I)
Account Value [Line Items]
Accumulated Value			10,000					9,960			10,383			8,841			9,862			10,363			11,200			11,368			12,081			11,871			13,013			11,907			10,154			9,766		9,872		10,445		11,311		10,958		11,810	12,800	13,387	13,876	14,194
TFA Quantitative Fund (Class I)
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 10,080		$ 10,620			$ 11,813			$ 11,771			$ 12,347			$ 11,991			$ 13,115			$ 12,308			$ 10,189			$ 9,760			$ 9,817			$ 10,479			$ 11,671			$ 11,155		$ 12,099		$ 13,331		$ 14,219		$ 14,299		$ 14,776
TFA AlphaGen Growth Fund (Class I)
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 9,530		$ 10,180			$ 9,558			$ 8,164			$ 7,934			$ 8,006			$ 8,376			$ 8,993			$ 8,674			$ 9,487			$ 10,239			$ 10,754			$ 11,043			$ 11,312
Bloomberg Barclays U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value			10,000					10,342			10,360			10,686			10,996			11,064			11,138			10,762			10,959			10,965			10,966			10,315			9,831			9,364		9,539		9,822		9,739		9,424		10,067	9,989	9,995	10,515	10,193
Wilshire Liquid Alternative IndexSM
Account Value [Line Items]
Accumulated Value		10,000	10,000		10,232		10,470	10,118		10,930	10,275		11,167	9,404		11,418	9,927		11,376	10,158		11,446	10,603		11,234	10,834		10,817	11,078		10,614	11,036		10,803	11,104		10,933	10,899		11,084	10,495		11,071	10,298	11,472	10,481	11,835	10,607	11,893	10,753	12,198	10,740	11,981	11,130	11,482	11,538	11,834	11,623
Morningstar Mod Agg Target Risk TR USD Index
Account Value [Line Items]
Accumulated Value			$ 10,000					$ 10,259			$ 10,964			$ 8,926			$ 10,348			$ 10,975			$ 12,446			$ 12,954			$ 13,716			$ 13,588			$ 14,194			$ 13,473			$ 11,673			$ 10,954		$ 11,996		$ 12,582		$ 13,025		$ 12,602		$ 13,912	$ 14,665	$ 14,707	$ 15,817	$ 15,396
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value	10,000	10,000		9,629	10,520	10,691	11,459		10,200	12,851		8,557	13,645		8,139	14,811		8,755	14,897		9,411	16,540		10,234	15,779		9,899	13,239		11,056	12,592		12,223	13,544		12,747	14,560		13,497	15,833		13,823	15,314		17,105		18,911		19,721		20,882		21,385
Morningstar Agg Target Risk TR USD Index
Account Value [Line Items]
Accumulated Value	10,000	$ 10,000		9,797	$ 10,695	10,320	$ 11,444		9,819	$ 13,249		8,356	$ 13,995		7,827	$ 14,910		8,676	$ 14,754		9,145	$ 15,541		9,547	$ 14,787		9,235	$ 12,584		10,264	$ 11,787		10,938	$ 13,066		10,966	$ 13,772		11,824	$ 14,377		11,547	$ 13,908		$ 15,457		$ 16,472		$ 16,515		$ 17,806		$ 17,390
S&P Target Risk Growth Total Return Index
Account Value [Line Items]
Accumulated Value	$ 10,000			$ 9,793		$ 10,200			$ 9,645			$ 8,590			$ 8,080			$ 8,642			$ 9,123			$ 9,436			$ 9,122			$ 9,972			$ 10,442			$ 10,610			$ 11,249			$ 11,042